Subsequent Events - Additional Information (Details) - USD ($)								1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
		Aug. 14, 2023	Aug. 07, 2023	May 12, 2023	Mar. 15, 2023	Mar. 13, 2023	Jan. 03, 2023	Jul. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Mar. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Nov. 02, 2022	Sep. 09, 2022
Subsequent Event [Line Items]
Issuance of shares - equity line of credit									$ 55,000	$ 1,108,000
Debt instrument, face amount														$ 63,000
Debt instrument, interest rate, stated percentage														3.75%
Payment of notes payable												$ (2,946,000)	$ 0	$ (15,000)
Tumim Stone Capital [Member]
Subsequent Event [Line Items]
Issuance of shares - equity line of credit, Shares									26,993			404,999
Issuance of shares - equity line of credit									$ 55,000			$ 1,162,000
Common Stock [Member]
Subsequent Event [Line Items]
Issuance of shares - equity line of credit, Shares	[1]								26,993	378,006
Second Convertible Note [Member]
Subsequent Event [Line Items]
Conversion of stock, shares converted				218,901
Discount of senior unsecured convertible note issued				8.00%
Interest rate of senior unsecured convertible note issued				7.00%
Debt Conversion, Original Debt, Amount				$ 2,174,000
Debt instrument, maturity date				Aug. 12, 2024
LMFA Note Payable [Member]
Subsequent Event [Line Items]
Debt instrument, face amount															$ 268,000	$ 700,000
Debt instrument, interest rate, stated percentage																15.00%
Lmfa Notes, Lmfao Note and Maxim Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount					$ 100,000
3i Notes [Member]
Subsequent Event [Line Items]
Debt instrument, face amount					$ 3,261,000
Conversion of stock, shares converted					328,352
3i Notes [Member] | Senior Unsecured Convertible Notes [Member]
Subsequent Event [Line Items]
Debt instrument, face amount					$ 9,000,000
Discount of senior unsecured convertible note issued					8.00%
Interest rate of senior unsecured convertible note issued					7.00%
Debt instrument, maturity date					Jun. 15, 2024
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument, face amount					$ 3,261,000
Warrant to purchase shares of common stock					328,352
Payment of notes payable											$ (2,701,000)
Subsequent Event [Member] | Tumim Stone Capital [Member]
Subsequent Event [Line Items]
Issuance of shares - equity line of credit, Shares								234,579
Issuance of shares - equity line of credit								$ 120,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Conversion of stock, shares converted					1,207,729
Debt instrument convertible conversion price					$ 2.7
Subsequent Event [Member] | First And Second Convertible Notes [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Debt conversion, converted instrument, shares issued			4,765,620,000
Subsequent Event [Member] | Second Convertible Note [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Debt conversion, converted instrument, shares issued		590,154
Fair value of convertible notes		$ 283,000
Subsequent Event [Member] | Third Convertible Note [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Debt conversion, converted instrument, shares issued								738,791,000
Debt instrument convertible conversion price			$ 0.2
Debt Conversion, Original Debt, Amount			$ 543,000
Subsequent Event [Member] | Senior Unsecured Convertible Notes [Member]
Subsequent Event [Line Items]
Debt instrument, face amount					$ 9,800,000
Discount of senior unsecured convertible note issued					8.00%
Interest rate of senior unsecured convertible note issued					7.00%
Debt instrument, maturity date					Jun. 15, 2024
Warrants initial exercise price					$ 2.97
Warrant expiration period					5 years
Subsequent Event [Member] | LMFA Note Payable [Member]
Subsequent Event [Line Items]
Debt instrument, face amount						$ 100,000
Debt instrument, interest rate, stated percentage						7.00%
Promissory note prepayment penalty						$ 0
Loan repaid date						Mar. 24, 2023
Subsequent Event [Member] | Lmfa Notes, Lmfao Note and Maxim Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount					$ 100
Debt instrument extended maturity date					Jun. 15, 2024
Subsequent Event [Member] | 3i Notes [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Debt instrument, face amount			$ 2,000,000
Debt instrument convertible conversion price			$ 0.2
Subsequent Event [Member] | 3i Notes [Member] | Common Stock [Member] | Tranche One [Member]
Subsequent Event [Line Items]
Debt instrument, face amount			$ 1,000,000
Subsequent Event [Member] | 3i Notes [Member] | Third Convertible Note [Member]
Subsequent Event [Line Items]
Discount of senior unsecured convertible note issued			8.00%
Interest rate of senior unsecured convertible note issued			7.00%
Debt instrument, maturity date			Nov. 06, 2024
Subsequent Event [Member] | License Agreement [Member]
Subsequent Event [Line Items]
Proceeds from upfront payment							$ 100,000

[1]	(1) Retroactively restated to give effect to the reverse recapitalization